Expense reimbursements	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Expense reimbursements [Text Block]
19.	Expense reimbursements:

During the year, the Company received $79,228 (2016 - $87,652, 2015 - $nil) reimbursements from the Sponsor. These reimbursements relate to travel and general and administrative expenses incurred during the year. The Sponsor has agreed to fund the Company’s funding and restructuring efforts. There is no obligation to repay these reimbursements.